Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2017
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017:

	March 31, 2016
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥20,673	¥0	¥20,673	¥0
Trading securities	725,821	37,592	688,229	0
Available-for-sale securities	1,347,890	99,347	1,149,021	99,522
Japanese and foreign government bond securities	497,355	988	496,367	0
Japanese prefectural and foreign municipal bond securities*2	169,534	0	169,534	0
Corporate debt securities	410,779	0	410,774	5
Specified bonds issued by SPEs in Japan	3,461	0	0	3,461
CMBS and RMBS in the Americas	97,186	0	58,693	38,493
Other asset- backed securities and debt securities	58,230	0	667	57,563
Equity securities*4	111,345	98,359	12,986	0
Other securities	17,751	0	0	17,751
Investment funds*5	17,751	0	0	17,751
Derivative assets	33,747	48	25,491	8,208
Interest rate swap agreements	93	0	93	0
Options held/written and other	8,789	0	581	8,208
Futures, foreign exchange contracts	18,294	48	18,246	0
Foreign currency swap agreements	6,571	0	6,571	0
Netting*6	(5,757)	0	0	0
Net derivative assets	27,990	0	0	0
Other assets	37,855	0	0	37,855
Reinsurance recoverables*7	37,855	0	0	37,855

Total	¥2,183,737	¥136,987	¥1,883,414	¥163,336

Liabilities:
Derivative liabilities	¥19,870	¥533	¥19,337	¥0
Interest rate swap agreements	5,921	0	5,921	0
Options held/written and other	3,637	0	3,637	0
Futures, foreign exchange contracts	6,655	533	6,122	0
Foreign currency swap agreements	3,601	0	3,601	0
Credit derivatives held	56	0	56	0
Netting*6	(5,757)	0	0	0
Net derivative Liabilities	14,113	0	0	0
Policy Liabilities and Policy Account Balances	795,001	0	0	795,001
Variable annuity and variable life insurance contracts*8	795,001	0	0	795,001

Total	¥814,871	¥533	¥19,337	¥795,001

	March 31, 2017
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥19,232	¥0	¥19,232	¥0
Trading securities	569,074	37,500	531,574	0
Available-for-sale securities	1,165,417	93,995	946,906	124,516
Japanese and foreign government bond securities	345,612	2,748	342,864	0
Japanese prefectural and foreign municipal bond securities*2	168,822	0	168,822	0
Corporate debt securities*3	393,644	11,464	380,562	1,618
Specified bonds issued by SPEs in Japan	1,087	0	0	1,087
CMBS and RMBS in the Americas	98,501	0	40,643	57,858
Other asset- backed securities and debt securities	64,717	0	764	63,953
Equity securities*4	93,034	79,783	13,251	0
Other securities	27,801	0	0	27,801
Investment funds*5	27,801	0	0	27,801
Derivative assets	22,999	734	17,032	5,233
Interest rate swap agreements	304	0	304	0
Options held/written and other	5,804	0	571	5,233
Futures, foreign exchange contracts	12,346	734	11,612	0
Foreign currency swap agreements	4,545	0	4,545	0
Netting*6	(4,019)	0	0	0
Net derivative assets	18,980	0	0	0
Other assets	22,116	0	0	22,116
Reinsurance recoverables*7	22,116	0	0	22,116

Total	¥1,826,639	¥132,229	¥1,514,744	¥179,666

Liabilities:
Derivative liabilities	¥16,295	¥165	¥16,130	¥0
Interest rate swap agreements	4,567	0	4,567	0
Options held/written and other	1,071	0	1,071	0
Futures, foreign exchange contracts	8,821	165	8,656	0
Foreign currency swap agreements	1,677	0	1,677	0
Credit derivatives held	159	0	159	0
Netting*6	(4,019)	0	0	0
Net derivative Liabilities	12,276	0	0	0
Policy Liabilities and Policy Account Balances	605,520	0	0	605,520
Variable annuity and variable life insurance contracts*8	605,520	0	0	605,520

Total	¥621,815	¥165	¥16,130	¥605,520

*1

A certain subsidiary elected the fair value option on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were a gain from the change in the fair value of the loans of ¥246 million for the fiscal 2015, a loss from the change in the fair value of the loans of ¥71 million for fiscal 2016 and a gain from the change in the fair value of the loans of ¥31 million for fiscal 2017. No gains or losses were recognized in earnings for fiscal 2015, 2016 and 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale as of March 31, 2016, were ¥19,848 million and ¥20,673 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥825 million. The amounts of aggregate unpaid principal balance and aggregate fair value as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. As of March 31, 2016 and 2017, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥9 million and ¥12 million from the change in the fair value of those investments for fiscal 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥988 million and ¥1,015 million as of March 31, 2016 and 2017.
*3	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a loss of ¥31 million from the change in the fair value of those investments for fiscal 2017. The amounts of aggregate fair value elected the fair value option was ¥1,026 million as of March 31, 2017.
*4	A certain subsidiary elected the fair value option for investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥1,070 million, a loss of ¥202 million and a gain of ¥1,277 million from the change in the fair value of those investments for fiscal 2015, 2016 and 2017. The amount of aggregate fair value elected the fair value option were ¥16,227 million and ¥15,400 million as of March 31, 2016 and 2017, respectively.
*5	Certain subsidiaries elected the fair value option for investments in some funds. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥1,301 million and a loss of ¥4 million and a gain of ¥699 million from the change in the fair value of those investments for fiscal 2015, 2016 and 2017. The amounts of aggregate fair value were ¥10,152 million and ¥7,453 million as of March 31, 2016 and 2017, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥37,855 million and ¥22,116 million as of March 31, 2016 and 2017, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2016 and 2017, see Note 23 “Life Insurance Operations.”
*8	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥795,001 million and ¥605,520 million as of March 31, 2016 and 2017, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2016 and 2017, see Note 23 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2015, 2016 and 2017:

	2015
	Millions of yen
		Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2015	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2015*1
	Balance at April 1, 2014	Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥84,001	¥2,101	¥6,653	¥8,754	¥65,964	¥(18,222)	¥(23,796)	¥(19,650)	¥97,051	¥(1,745)
Corporate debt securities	661	73	(24)	49	0	(210)	(500)	0	0	0
Specified bonds issued by SPEs in Japan	6,772	5	101	106	1,700	0	(1,298)	0	7,280	5
CMBS and RMBS in the Americas	17,833	60	3,724	3,784	29,372	(3,446)	(4,447)	(20,438)	22,658	(395)
Other asset- backed securities and debt securities	58,735	1,963	2,779	4,742	34,892	(14,566)	(17,551)	0	66,252	(1,355)
Equity securities	0	0	73	73	0	0	0	788	861	0
Other securities	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Investment funds	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Derivative assets and liabilities (net)	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Options held/written and other	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Other asset	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Reinsurance recoverables*6	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Accounts payable	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Contingent consideration	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Policy Liabilities and Policy Account Balances	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)
Variable annuity and variable life insurance contracts*7	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)

	2016
	Millions of yen
	Balance at April 1, 2015	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2016	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2016*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥97,051	¥922	¥(10,458)	¥(9,536)	¥47,886	¥(15,632)	¥(19,378)	¥(869)	¥99,522	¥(679)
Corporate debt securities	0	1	0	1	5	(1)	0	0	5	0
Specified bonds issued by SPEs in Japan	7,280	5	16	21	0	(1,885)	(1,955)	0	3,461	2
CMBS and RMBS in the Americas	22,658	424	(3,831)	(3,407)	26,431	(2,401)	(4,788)	0	38,493	(763)
Other asset- backed securities and debt securities	66,252	492	(6,651)	(6,159)	21,450	(11,345)	(12,635)	0	57,563	82
Equity securities	861	0	8	8	0	0	0	(869)	0	0
Other securities	8,723	1,146	(2,194)	(1,048)	10,933	(857)	0	0	17,751	849
Investment funds	8,723	1,146	(2,194)	(1,048)	10,933	(857)	0	0	17,751	849
Derivative assets and liabilities (net)	11,870	(4,596)	0	(4,596)	5,857	0	(4,923)	0	8,208	(4,596)
Options held/written and other	11,870	(4,596)	0	(4,596)	5,857	0	(4,923)	0	8,208	(4,596)
Other asset	36,038	(8,482)	0	(8,482)	10,669	0	(370)	0	37,855	(8,482)
Reinsurance recoverables*6	36,038	(8,482)	0	(8,482)	10,669	0	(370)	0	37,855	(8,482)
Accounts payable	5,533	3,059	0	3,059	0	0	(2,474)	0	0	0
Contingent consideration	5,533	3,059	0	3,059	0	0	(2,474)	0	0	0
Policy Liabilities and Policy Account Balances	1,254,483	40,751	0	40,751	0	0	(418,731)	0	795,001	40,751
Variable annuity and variable life insurance contracts*7	1,254,483	40,751	0	40,751	0	0	(418,731)	0	795,001	40,751

	2017
	Millions of yen
	Balance at April 1, 2016	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2017*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥99,522	¥287	¥10,106	¥10,393	¥37,212	¥(6,545)	¥(16,066)	¥0	¥124,516	¥98
Corporate debt securities	5	0	(3)	(3)	1,800	0	(184)	0	1,618	0
Specified bonds issued by SPEs in Japan	3,461	1	(29)	(28)	0	(1,200)	(1,146)	0	1,087	0
CMBS and RMBS in the Americas	38,493	202	2,674	2,876	21,871	(466)	(4,916)	0	57,858	23
Other asset- backed securities and debt securities	57,563	84	7,464	7,548	13,541	(4,879)	(9,820)	0	63,953	75
Other securities	17,751	639	475	1,114	14,521	(5,585)	0	0	27,801	581
Investment funds	17,751	639	475	1,114	14,521	(5,585)	0	0	27,801	581
Derivative assets and liabilities (net)	8,208	(4,141)	0	(4,141)	2,480	0	(1,314)	0	5,233	(4,141)
Options held/written and other	8,208	(4,141)	0	(4,141)	2,480	0	(1,314)	0	5,233	(4,141)
Other asset	37,855	(22,398)	0	(22,398)	8,309	0	(1,650)	0	22,116	(22,398)
Reinsurance recoverables*6	37,855	(22,398)	0	(22,398)	8,309	0	(1,650)	0	22,116	(22,398)
Policy Liabilities and Policy Account Balances	795,001	3,651	0	3,651	0	0	(185,830)	0	605,520	3,651
Variable annuity and variable life insurance contracts*7	795,001	3,651	0	3,651	0	0	(185,830)	0	605,520	3,651

*1	Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.”
*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. Due to the elapse of the computation period of the contingent consideration during fiscal 2016, the unsettled payment is included in a decrease of Accounts payable.
*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
*7	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2016 and 2017. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2016
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥17,511	¥0	¥0	¥17,511
Investment in operating leases and property under facility operations	25,681	0	0	25,681

	¥43,192	¥0	¥0	¥43,192

	March 31, 2017
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	¥0	¥0	¥12,472
Investment in operating leases and property under facility operations	22,525	0	0	22,525
Certain investment in affiliates	15,726	0	0	15,726

	¥50,723	¥0	¥0	¥50,723

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017.

	March 31, 2016
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	806	Discounted cash flows	Discount rate	0.9%
				(0.9%)
	2,655	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	38,493	Discounted cash flows	Discount rate	6.4% – 32.4%
				(18.5%)
			Probability of default	0.0% – 34.0%
				(8.2%)
Other asset-backed securities and debt securities	7,432	Discounted cash flows	Discount rate	1.0% – 32.4%
				(12.7%)
			Probability of default	0.7% – 1.1%
				(0.9%)
	50,131	Appraisals/Broker quotes	—	—
Other securities
Investment funds	10,152	Internal cash flows	Discount rate	10.0% – 40.0%
				(13.6%)
	7,599	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	4,876	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	3,332	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	37,855	Discounted cash flows	Discount rate	(0.2)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(0.9%)
			Lapse rate	1.5% – 54.0%
				(15%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.4%)

Total	¥163,336

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥795,001	Discounted cash flows	Discount rate	(0.2)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(85.2%)

Total	¥795,001

	March 31, 2017
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥1,613	Discounted cash flows	Discount rate	0.5% – 1.6%
				(1.1%)
	5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	1,087	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	57,858	Discounted cash flows	Discount rate	6.4% – 22.6%
				(18.0%)
			Probability of default	0.0% – 26.4%
				(3.6%)
Other asset-backed securities and debt securities	13,890	Discounted cash flows	Discount rate	1.0% – 51.2%
				(8.9%)
			Probability of default	0.6% – 11.0%
				(0.8%)
	50,063	Appraisals/Broker quotes	—	—
Other securities
Investment funds	11,202	Internal cash flows	Discount rate	0.0% – 40.0%
				(10.0%)
	894	Discounted cash flows	Discount rate	5.4% – 10.0%
				(8.6%)
	15,705	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	3,525	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	1,708	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	22,116	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.2%)

Total	¥179,666

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥605,520	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(82.7%)

Total	¥605,520

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2016 and 2017.

	March 31, 2016
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥17,511	Discounted cash flows	Discount rate	5.3% – 10.9%
				(9.3%)
		Direct capitalization	Capitalization rate	5.9% – 17.0%
				(9.9%)
Investment in operating leases and property under facility operations	5,679	Discounted cash flows	Discount rate	5.3% – 10.0%
				(5.5%)
	20,002	Appraisals	—	—

	¥43,192

	March 31, 2017
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	Discounted cash flows	Discount rate	10.0% – 10.7%
				(10.5%)
		Direct capitalization	Capitalization rate	10.3% – 11.2%
				(10.9%)
Investment in operating leases and property under facility operations	204	Direct capitalization	Capitalization rate	8.5% – 10.0%
				(8.7%)
	1,381	Discounted cash flows	Discount rate	6.8% – 10.2%
				(9.0%)
	20,940	Appraisals	—	—
Certain investment in affiliates	15,726	Market price method	—	—

	¥50,723	Business enterprise value multiples	—	—